Research and Development	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Research and Development [Abstract]
Research and Development

Note 10. Research and Development

Research and Development expense for the nine months ended December 31, 2025 and 2024, was $624,759 and $2,006,822, respectively. Research and Development expense for the three months ended December 31, 2025 and 2024, was $226,574 and $306,738, respectively.

Note 10. Research and Development

Expenses relating to research and development are expensed as incurred. Research and development includes costs such as design expenses, game and software development expenses, salaries, prototypes, and various other research and development expenses.